Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-17 - Fidelity Managed Retirement 2015 Fund	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNI Past 1 year	IXZNI Past 5 years	IXZNI Past 10 years
Total	(0.99%)	6.07%	6.98%	(2.46%)	3.93%	5.50%	(0.12%)	4.22%	5.20%	5.32%	7.60%	7.88%	(1.54%)	3.57%	2.90%	5.55%	7.82%	7.95%